Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2015
VY(R) T. Rowe Price Capital Appreciation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VY® T. Rowe Price Capital Appreciation Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services and administrative services), custodial, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio's performance.

		During the most recent fiscal year, the Portfolio's portfolio turnover rate was 72% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes: equity securities, debt instruments, and money market instruments. The Portfolio invests at least 50% of its total assets in common stocks. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), futures and options, in keeping with the Portfolio's investment objective. The Portfolio may invest up to 25% of its net assets in foreign securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price. There is no limit on the market capitalization of the issuer of the stocks in which the Portfolio invests.

The Portfolio's common stocks generally fall into one of two categories: the larger category is composed of long-term core holdings whose prices at the time of purchase are considered low in terms of company assets, earnings, or other factors; and the smaller category is composed of opportunistic investments whose prices are expected by the sub-adviser (“Sub-Adviser”) to rise in the short-term but not necessarily over the long-term.

The Portfolio may invest in bonds, convertible securities, and bank loans for their income, or other features, or to gain additional exposure to a company. Investments in a company may also be made through negotiated notes or loans, including loan participations and assignments. The Portfolio may purchase debt instruments of any maturity and credit quality. The Sub-Adviser may invest up to 25% of the Portfolio's assets in debt instruments that are rated below investment-grade or, if not rated, of equivalent quality (“junk bonds”) and bank loans. The Portfolio may invest up to 10% of the Portfolio’s assets in mortgage-backed and asset-backed securities.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may invest in derivative instruments such as futures and options including puts and calls. Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies.

Since the Sub-Adviser attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive.

The Sub-Adviser works as hard to reduce risk as to maximize gains. In addition, the Sub-Adviser searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the Sub-Adviser's ability to find companies that meet valuation criteria rather than its market outlook.

If there are remaining assets available for investment, the Sub-Adviser may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year: (i) shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price; (ii) U.S. government obligations; (iii) negotiable certificates of deposit, bankers' acceptances, and fixed time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation; (iv) commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; (v) repurchase agreements; and (vi) U.S dollar and non-U.S. dollar currencies.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may borrow securities.

		The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation    The success of the Portfolio's strategy depends on the Sub-Adviser's skill in allocating Portfolio assets between equity securities and debt instruments and in choosing investments within those categories. There is a risk that the Portfolio may allocate assets to an asset class that underperforms other asset classes.

Bank Instruments    The Portfolio may invest in certificates of deposit, fixed time deposits, bankers' acceptances, and other debt and deposit-type obligations issued by banks. Although the Portfolio attempts to invest only with high-quality banking institutions, most banking institutions are dependent on other institutions to fulfill their obligations. As a result, changes in economic, regulatory, political conditions, or other events that affect the banking industry may have an adverse effect on the banking institutions in which the Portfolio invests or that serve as counterparties in transactions with the Portfolio.

Call    During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company    The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities    Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit    Prices of bonds and other debt instruments can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Currency    To the extent that the Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments    Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.

Foreign Investments    Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

High-Yield Securities    Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Interest in Loans    The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A large rise in interest rates could increase this risk. Although loans are generally fully collateralized when purchased, the collateral may become illiquid or decline in value. Many loans themselves carry liquidity and valuation risks.

Interest Rate    With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Portfolio's exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For fixed-income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values, and increase a Portfolio’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.

Liquidity    If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Market Capitalization    Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage- and/or Asset-Backed Securities Defaults on, or low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their NAV. In addition, because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Repurchase Agreements     In the event that the other party to a repurchase agreement defaults on its obligations, the Portfolio would generally seek to sell the underlying security serving as collateral for the repurchase agreement.  However, the Portfolio may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security, which could result in a loss for the Portfolio. In addition, if the Portfolio is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.

Securities Lending    Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Government Securities and Obligations    U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

		An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio’s Class ADV shares. Other class shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 18.44% and Worst quarter: 4th, 2008, -19.16%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
VY(R) T. Rowe Price Capital Appreciation Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.39%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.24%
1 Yr	rr_ExpenseExampleYear01	126
3 Yrs	rr_ExpenseExampleYear03	425
5 Yrs	rr_ExpenseExampleYear05	746
10 Yrs	rr_ExpenseExampleYear10	1,656
1 Yr	rr_ExpenseExampleNoRedemptionYear01	126
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	425
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	746
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,656
2005	rr_AnnualReturn2005	7.33%
2006	rr_AnnualReturn2006	14.25%
2007	rr_AnnualReturn2007	4.05%
2008	rr_AnnualReturn2008	(27.77%)
2009	rr_AnnualReturn2009	32.74%
2010	rr_AnnualReturn2010	13.63%
2011	rr_AnnualReturn2011	2.59%
2012	rr_AnnualReturn2012	14.10%
2013	rr_AnnualReturn2013	21.75%
2014	rr_AnnualReturn2014	11.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.16%)
1 Yr	rr_AverageAnnualReturnYear01	11.78%
5 Yrs	rr_AverageAnnualReturnYear05	12.60%
10 Yrs	rr_AverageAnnualReturnYear10	8.27%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2003
VY(R) T. Rowe Price Capital Appreciation Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.64%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.64%
1 Yr	rr_ExpenseExampleYear01	65
3 Yrs	rr_ExpenseExampleYear03	205
5 Yrs	rr_ExpenseExampleYear05	357
10 Yrs	rr_ExpenseExampleYear10	798
1 Yr	rr_ExpenseExampleNoRedemptionYear01	65
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	205
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	357
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	798
1 Yr	rr_AverageAnnualReturnYear01	12.46%
5 Yrs	rr_AverageAnnualReturnYear05	13.27%
10 Yrs	rr_AverageAnnualReturnYear10	8.93%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2003
VY(R) T. Rowe Price Capital Appreciation Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.89%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.89%
1 Yr	rr_ExpenseExampleYear01	91
3 Yrs	rr_ExpenseExampleYear03	284
5 Yrs	rr_ExpenseExampleYear05	493
10 Yrs	rr_ExpenseExampleYear10	1,096
1 Yr	rr_ExpenseExampleNoRedemptionYear01	91
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	284
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	493
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,096
1 Yr	rr_AverageAnnualReturnYear01	12.20%
5 Yrs	rr_AverageAnnualReturnYear05	12.99%
10 Yrs	rr_AverageAnnualReturnYear10	8.66%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 24, 1989
VY(R) T. Rowe Price Capital Appreciation Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.14%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.04%
1 Yr	rr_ExpenseExampleYear01	106
3 Yrs	rr_ExpenseExampleYear03	352
5 Yrs	rr_ExpenseExampleYear05	618
10 Yrs	rr_ExpenseExampleYear10	1,377
1 Yr	rr_ExpenseExampleNoRedemptionYear01	106
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	352
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	618
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,377
1 Yr	rr_AverageAnnualReturnYear01	12.02%
5 Yrs	rr_AverageAnnualReturnYear05	12.82%
10 Yrs	rr_AverageAnnualReturnYear10	8.49%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 09, 2002
VY(R) T. Rowe Price Capital Appreciation Portfolio | S&P 500® Index | Class ADV
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.69%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	15.45%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	7.67%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY(R) T. Rowe Price Capital Appreciation Portfolio | S&P 500® Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.69%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	15.45%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	7.67%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY(R) T. Rowe Price Capital Appreciation Portfolio | S&P 500® Index | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.69%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	15.45%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	7.67%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY(R) T. Rowe Price Capital Appreciation Portfolio | S&P 500® Index | Class S2
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.69%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	15.45%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	7.67%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY(R) T. Rowe Price Capital Appreciation Portfolio | Barclays U.S. Government/Credit Index | Class ADV
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.01%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	4.69%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	4.70%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY(R) T. Rowe Price Capital Appreciation Portfolio | Barclays U.S. Government/Credit Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.01%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	4.69%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	4.70%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY(R) T. Rowe Price Capital Appreciation Portfolio | Barclays U.S. Government/Credit Index | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.01%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	4.69%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	4.70%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY(R) T. Rowe Price Capital Appreciation Portfolio | Barclays U.S. Government/Credit Index | Class S2
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.01%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	4.69%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	4.70%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY(R) T. Rowe Price Capital Appreciation Portfolio | 60% S&P 500® Index/40% Barclays U.S. Government/Credit Index | Class ADV
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	10.63%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	11.30%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	6.77%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY(R) T. Rowe Price Capital Appreciation Portfolio | 60% S&P 500® Index/40% Barclays U.S. Government/Credit Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	10.63%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	11.30%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	6.77%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY(R) T. Rowe Price Capital Appreciation Portfolio | 60% S&P 500® Index/40% Barclays U.S. Government/Credit Index | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	10.63%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	11.30%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	6.77%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY(R) T. Rowe Price Capital Appreciation Portfolio | 60% S&P 500® Index/40% Barclays U.S. Government/Credit Index | Class S2
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	10.63%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	11.30%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	6.77%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]

[1]	The distributor is contractually obligated to waive 0.15% and 0.10% of the distribution fee for Class ADV and Class S2 shares, respectively, through May 1, 2016. Termination or modification of these obligations requires approval by the Portfolio's board.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.